- Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 165.5	$ 188.2
Operating Lease, Liability	$ 179.0	$ 201.5
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
Weighted-average remaining term	3 years	3 years 3 months 18 days
Weighted-average discount rate	2.50%	3.00%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets